UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-1596

FPA Capital Fund, Inc.
(Exact name of registrant as specified in charter)

11601 WILSHIRE BLVD., STE 1200 LOS ANGELES, CALIFORNIA		90025
(Address of principal executive offices)		(Zip code)

Copy to:

J. RICHARD ATWOOD, PRESIDENT		MARK D. PERLOW, ESQ.
FPA Capital Fund, Inc.		DECHERT LLP
11601 WILSHIRE BLVD., STE 1200		ONE BUSH STREET STE. 1600
LOS ANGELES, CALIFORNIA 90025		SAN FRANCISCO, CA 94104
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(310) 473-0225

Date of fiscal year end:	March 31

Date of reporting period:	June 30, 2018

ITEM 1. Schedule of Investments.

FPA CAPITAL FUND, INC.

PORTFOLIO OF INVESTMENTS

June 30, 2018

(Unaudited)

	Shares	Fair Value
COMMON STOCKS
EXPLORATION & PRODUCTION — 15.7%
Cimarex Energy Co.	205,098	$20,866,671
Noble Energy, Inc.	374,326	13,206,221
SM Energy Co.	802,903	20,626,578
		$54,699,470
COMMUNICATIONS EQUIPMENT — 10.4%
ARRIS International plc(a)	698,470	$17,074,099
InterDigital, Inc.	236,520	19,134,468
		$36,208,567
AIRLINES — 8.1%
Allegiant Travel Co.	125,225	$17,400,014
Spirit Airlines, Inc.(a)	296,644	10,783,009
		$28,183,023
OIL & GAS SERVICES & EQUIPMENT — 6.5%
Patterson-UTI Energy, Inc.	511,504	$9,207,072
Rowan Cos. plc (Class A)(a)	836,609	13,569,798
		$22,776,870
COMPUTER HARDWARE & STORAGE — 5.2%
Western Digital Corporation	232,354	$17,986,523

TECHNOLOGY DISTRIBUTORS — 5.0%
Avnet, Inc.	408,535	$17,522,066

AUTO PARTS — 3.9%
Gentex Corp.	224,867	$5,176,439
Tenneco, Inc.	190,944	8,393,898
		$13,570,337
CONSUMER GOODS - RENTAL — 3.2%
Aaron’s, Inc.	256,873	$11,161,132

CONTAINERS & PACKAGING — 2.7%
Graphic Packaging Holding Co.	656,397	$9,524,320

BANKS — 2.4%
Capitol Federal Financial, Inc.	639,711	$8,418,597

AGRICULTURAL MACHINERY — 2.3%
AGCO Corporation	130,254	$7,909,023

SEMICONDUCTOR MANUFACTURING — 2.0%
Veeco Instruments, Inc.(a)	477,084	$6,798,447

	Shares or Principal Amount	Fair Value
INFRASTRUCTURE SOFTWARE — 1.5%
Cision Ltd.(a)	337,772	$5,049,691

MARINE SHIPPING — 0.6%
Matson, Inc.	53,604	$2,057,322

PUBLISHING & BROADCASTING — 0.1%
Houghton Mifflin Harcourt Co.(a)	56,774	$434,321

OTHER COMMON STOCKS — 2.8% (b)		$9,581,918

TOTAL COMMON STOCKS — 72.4% (Cost $206,885,914)		$251,881,627

BONDS & DEBENTURES
U.S. TREASURIES — 24.3%
U.S. Treasury Notes — 0.75% 7/31/2018	$7,500,000	$7,492,675
U.S. Treasury Notes — 0.75% 8/31/2018	7,500,000	7,485,323
U.S. Treasury Notes — 0.75% 9/30/2018	10,000,000	9,970,312
U.S. Treasury Notes — 1.25% 10/31/2018	10,000,000	9,974,219
U.S. Treasury Notes — 1.25% 11/30/2018	7,500,000	7,474,043
U.S. Treasury Notes — 1.50% 12/31/2018	7,500,000	7,475,069
U.S. Treasury Notes — 1.50% 1/31/2019	7,500,000	7,469,209
U.S. Treasury Notes — 1.50% 2/28/2019	7,500,000	7,463,408
U.S. Treasury Notes — 1.625% 3/31/2019	10,000,000	9,951,133
U.S. Treasury Notes — 1.25% 4/30/2019	10,000,000	9,912,461

TOTAL U.S. TREASURIES (Cost $84,684,895)		$84,667,852

TOTAL BONDS & DEBENTURES — 24.3% (Cost $84,684,895)		$84,667,852

TOTAL INVESTMENT SECURITIES — 96.7% (Cost $291,570,809)		$336,549,479

SHORT-TERM INVESTMENTS — 2.8%
State Street Bank Repurchase Agreement — 0.35% 7/2/2018
(Dated 06/29/2018, repurchase price of $9,622,281, collateralized by $9,570,000 principal amount U.S. Treasury Notes - 0.125% 2024, fair value $9,817,222)	$9,622,000	$9,622,000
TOTAL SHORT-TERM INVESTMENTS (Cost $9,622,000)		$9,622,000

TOTAL INVESTMENTS — 99.5% (Cost $301,192,809)		$346,171,479
Other Assets and Liabilities, net — 0.5%		1,640,406
NET ASSETS — 100.0% — NOTE 2		$347,811,885

(a)    Non-income producing security.

(b)    As permitted by U.S. Securities and Exchange Commission regulations, “Other” Common Stocks include holdings in their first year of acquisition that have not previously been publicly disclosed.

See notes to financial statements.

NOTE 1 — Disclosure of Fair Value Measurements

The Fund uses the following methods and inputs to establish the fair value of its assets and liabilities.  Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued each day at the official closing price of, or the last reported sale price on, the exchange or market on which such securities principally are traded, as of the close of business on that day.  If there have been no sales that day, equity securities are generally valued at the last available bid price.  Securities that are unlisted and fixed-income and convertible securities listed on a national securities exchange for which the over-the-counter (“OTC”) market more accurately reflects the securities’ value in the judgment of the Fund’s officers, are valued at the most recent bid price.  Short-term corporate notes with maturities of 60 days or less at the time of purchase are valued at amortized cost.

Securities for which representative market quotations are not readily available or are considered unreliable by the Adviser are valued as determined in good faith under procedures adopted by the authority of the Fund’s Board of Directors. Various inputs may be reviewed in order to make a good faith determination of a security’s value.  These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions.  Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations of investments that would have been used had greater market activity occurred.

The Fund classifies its assets based on three valuation methodologies.  Level 1 values are based on quoted market prices in active markets for identical assets.  Level 2 values are based on significant observable market inputs, such as quoted prices for similar assets and quoted prices in inactive markets or other market observable inputs as noted above including spreads, cash flows, financial performance, prepayments, defaults, collateral, credit enhancements, and interest rate volatility.  Level 3 values are based on significant unobservable inputs that reflect the Fund’s determination of assumptions that market participants might reasonably use in valuing the assets.  The valuation levels are not necessarily an indication of the risk associated with investing in those securities.  The following table presents the valuation levels of the Fund’s investments as of June 30, 2018:

Investments	Level 1	Level 2	Level 3	Total
Common Stocks
Exploration & Production	$54,699,470	$—	$—	$54,699,470
Communications Equipment	36,208,567	—	—	36,208,567
Airlines	28,183,023	—	—	28,183,023
Oil & Gas Services & Equipment	22,776,870	—	—	22,776,870
Computer Hardware & Storage	17,986,523	—	—	17,986,523
Technology Distributors	17,522,066	—	—	17,522,066
Auto Parts	13,570,337	—	—	13,570,337
Consumer Goods - Rental	11,161,132	—	—	11,161,132
Containers & Packaging	9,524,320	—	—	9,524,320
Banks	8,418,597	—	—	8,418,597
Agricultural Machinery	7,909,023	—	—	7,909,023
Semiconductor Manufacturing	6,798,447	—	—	6,798,447
Infrastructure Software	5,049,691	—	—	5,049,691
Marine Shipping	2,057,322	—	—	2,057,322
Publishing & Broadcasting	434,321	—	—	434,321
Other Common Stocks	9,581,918	—	—	9,581,918
U.S. Treasuries	—	84,667,852	—	84,667,852
Short-Term Investment	—	9,622,000	—	9,622,000
	$251,881,627	$94,289,852	$—	$346,171,479

See notes to financial statements.

Transfers of investments between different levels of the fair value hierarchy are recorded at market value as of the end of the reporting period.  There were no transfers between Levels 1, 2, or 3 during the period ended June 30, 2018.

NOTE 2 — Federal Income Tax

The cost of investment securities held at June 30, 2018 (excluding short-term investments), was $292,990,305 for federal income tax purposes.  Net unrealized appreciation consists of:

Gross unrealized appreciation:	$49,824,192
Gross unrealized depreciation:	(6,265,018)
Net unrealized appreciation:	$43,559,174

ITEM 2. CONTROLS AND PROCEDURES.

(a)                                 The registrant’s principal executive and principal financial officers have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this Form N-Q based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b)                                 There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d))under the 1940 Act that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a)                                 The certifications required by Rule 30a-2(a) under the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FPA CAPITAL FUND, INC.

By:	/s/ J. Richard Atwood
J. Richard Atwood,
President (Principal Executive Officer)

Date: August 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ J. Richard Atwood
J. Richard Atwood,
President (Principal Executive Officer)

Date: August 29, 2018

By:	/s/ E. Lake Setzler III
E. Lake Setzler III,
Treasurer (Principal Financial Officer)

Date: August 29, 2018